Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Salaries and employee benefits	$ 1,989	$ 1,418
Directors' fees	233	99
Share-based compensation	3,182	1,594
Remuneration of directors and the senior management team	$ 5,404	$ 3,111